Intangible Assets with a Finite Useful Life - Additional Information (Detail) € in Millions, R$ in Billions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of Detailed Information about Intangible Assets [Line Items]
Increase (decrease) through transfers and other changes, intangible assets other than goodwill	€ 241
Additions to intangible assets	2,292		€ 1,641
Amount of intangible assets	7,192		6,951	€ 6,480
Capitalized finance expense	73		73
Internally generated [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Additions to intangible assets	272		289
Tim Brasil group: [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
User rights acquisition amount	1,000	R$ 2.9
Capitalized finance expense	€ 73
Capitalized finance expense percentage	9.48%	9.48%
User rights reclassified under concessions, licenses, trademarks and similar rights	€ 251
Concessions, licenses, trademarks and similar rights [member] | Core domestic [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of TV frequencies licenses	€ 111
Licenses for the frequencies used for digital terrestrial transmission expiry year	2032	2032
Concessions, licenses, trademarks and similar rights [member] | Brazil business unit [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of telephone licenses and similar rights	€ 464
Concessions, licenses, trademarks and similar rights [member] | TIM S.p.A [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of telephone licenses and similar rights	1,689
Cost of indefeasible rights of use	103
Concessions, licenses, trademarks and similar rights [member] | Telecom Italia Sparkle Group [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of indefeasible rights of use	393
Concessions, licenses, trademarks and similar rights [member] | International wholesale [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Cost of indefeasible rights of use	290
Telephone licenses and similar rights [member] | Net carrying amount [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	2,153
Software development [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Write-downs of software development projects	30
Industrial patents and intellectual property rights [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Additions to intangible assets	771		990
Amount of intangible assets	2,193		2,458	2,070
Gross disposals, included in intangible assets with finite useful life	€ 519
Industrial patents and intellectual property rights [member] | Bottom of range [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amortization period of intangible asset	2 years	2 years
Industrial patents and intellectual property rights [member] | Top of range [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amortization period of intangible asset	5 years	5 years
Industrial patents and intellectual property rights [member] | Brazil business unit [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	€ 944
Industrial patents and intellectual property rights [member] | TIM S.p.A [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amount of intangible assets	1,223
Capitalized subscription acquisition costs [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Subscriber acquisition costs	€ 110
Capitalized subscription acquisition costs [member] | Bottom of range [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amortization period of intangible asset	12 months	12 months
Capitalized subscription acquisition costs [member] | Top of range [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Amortization period of intangible asset	36 months	36 months
Capitalized subscription acquisition costs [member] | Brazil business unit [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Subscriber acquisition costs	€ 32
Capitalized subscription acquisition costs [member] | TIM S.p.A [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Subscriber acquisition costs	78
Other intangible assets [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Additions to intangible assets	157		128
Amount of intangible assets	134		109	83
Gross disposals, included in intangible assets with finite useful life	62
Work in progress and advance payments [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Additions to intangible assets	1,224		436
Amount of intangible assets	2,115		1,530	€ 1,498
Increase in work in progress and advance payments	585
Capitalized finance expense	73		€ 73
Work in progress and advance payments [member] | TIM S.p.A [member]
Disclosure of Detailed Information about Intangible Assets [Line Items]
Advance payments	€ 630